Organization and Business	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Organization and Business
Sphere 3D Corp. (the “Company”) was incorporated under the Business Corporations Act (Ontario) on May 2, 2007 as T.B. Mining Ventures Inc. On March 24, 2015, the Company completed a short-form amalgamation with a wholly-owned subsidiary. In connection with the short-form amalgamation, the Company changed its name to “Sphere 3D Corp.”
The Company delivers data management, and desktop and application virtualization solutions via hybrid Cloud, Cloud and on-premise implementations through its global reseller network. The Company achieves this through a combination of containerized applications, virtual desktops, virtual storage and physical hyper-converged platforms. The Company’s products allow organizations to deploy a combination of public, private or hybrid cloud strategies while backing them up with the latest storage solutions. The Company has a portfolio of brands including Glassware 2.0™, NEO®, RDX®, SnapCLOUD™, SnapServer®, SnapSync™ and V3®.
These consolidated statements include the financial statements of the Company, its wholly-owned subsidiaries, including Overland Storage, Inc. (“Overland”), V3 Systems Holdings, Inc., and Sphere 3D Inc.
The Company has projected that cash on hand will not be sufficient to allow the Company to continue operations beyond June 30, 2017 if the Company is unable to amend or refinance our credit facility with Opus Bank. As a result, the Company expects to need to refinance the short term portions of its existing debt and/or continue to raise additional debt, equity or equity-linked financing in the near future, but such financing may not be available on favorable terms on a timely basis or at all. Significant changes from the Company’s current forecasts, including but not limited to: (i) failure to comply with the financial covenants in our credit facility; (ii) shortfalls from projected sales levels; (iii) unexpected increases in product costs; (iv) increases in operating costs; (v) changes in the historical timing of collecting accounts receivable; and (vi) inability to gain compliance with the minimum bid price requirement of the NASDAQ Capital Market and/or inability to maintain listing with the NASDAQ Capital market could have a material adverse impact on the Company’s ability to access the level of funding necessary to continue its operations at current levels. If any of these events occurs or the Company is unable to generate sufficient cash from operations or financing sources, the Company may be forced to make further reductions in spending, extend payment terms with suppliers, liquidate assets where possible and/or curtail, suspend or cease planned programs or operations generally or possibly seek bankruptcy protection, which would have a material adverse effect on the Company’s business, results of operations, financial position and liquidity.
The Company incurred losses from operations and negative cash flows from operating activities for the 12 months ended December 31, 2016, and such losses might continue for a period of time. Based upon the Company's current expectations and projections for the next year, the Company believes that it may not have sufficient liquidity necessary to sustain operations beyond June 30, 2017 due to the maturity dates of the existing debt facilities. These factors, among others, raise doubt that the Company will be able to continue as a going concern.
The Company’s recurring losses and negative cash flows from operations raise substantial doubt about its ability to continue as a going concern. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.